OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances for raw material purchases	$ 201,105
Prepaid financing costs		$ 188,300
Prepaid marketing cost	79,600	125,525
Prepaid insurance	43,018	102,743
Other prepaid expenses	71,822	40,654	13,755
Other receivables	3,080	44,294	9,823
Deposits	31,965	31,965	20,000
TOTAL OTHER CURRENT ASSETS	$ 430,590	$ 533,481	$ 43,578